Fair Value Measurements and Disclosures (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate [Line Items]
Impaired loans	$ 68,800,000	$ 14,710,000
Fair Value Measurements and Disclosures (Textual) [Abstract]
Carrying value of equity securities	7,368,000	7,148,000
ALL related to commercial and construction loans	4,400,000	5,100,000
Provision for loan losses related to commercial and construction loans	2,300,000	3,000,000
Foreclosed real estate	40,619,000	45,693,000
Charge-offs to the ALL	4,400,000	5,300,000
Write downs and net loss on sale related to foreclosed real estate	7,500,000	2,700,000
Loans Evaluated for Impairment [Member]
Mortgage Loans on Real Estate [Line Items]
Impaired loans	$ 73,200,000	$ 16,700,000